Disclosure of detailed information about Non-controlling interest (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Non-controlling interest, beginning balance	$ 740	$ 740	$ 203
Net earnings attributable to non-controlling interest	$ 200	159	537
Derecognition due to loss of control of Ghanaian subsidiaries (note 6)		$ (899)
Non-controlling interest, ending balance			$ 740